Net Revenue - Schedule of Revenue by Significant Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 77,182,547	$ 72,918,123	$ 72,613,910
Domestic sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	57,186,180	54,501,282	53,478,460
Export sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 19,996,367	$ 18,416,841	$ 19,135,450